Leases (Details 2) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Leases
Operating lease cost	¥ 2,488,840
Short-term lease cost	860,237
Total	3,349,077
Operating cash flows from operating leases	¥ 2,323,248
Lease expense		¥ 2,783,933